SIGNIFICANT ACCOUNTING POLICIES (Cumulative Balance Sheet and Income Statement Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Trade receivables, net	$ 17,166	$ 16,150
Other long-term assets	20,724	8,133
Deferred tax asset, net		7,451
Liabilities:
Deferred revenues	83,955	69,829
Shareholders' equity:
Retained earnings	363,957	315,356	$ 299,763	$ 319,123
Revenues	234,404	211,369	196,585
Operating expenses:
Sales and marketing	111,386	108,744	103,774
Taxes on income	3,063	5,652	1,651
Net income	11,735	(7,493)	$ (8,659)
Accounting Standards Update 605 [Member]
Assets:
Trade receivables, net	16,960
Other long-term assets	9,992
Liabilities:
Deferred revenues	83,861
Shareholders' equity:
Retained earnings	353,113
Revenues	234,136
Operating expenses:
Sales and marketing	113,854
Taxes on income	3,671
Net income	8,391
Impact of adoption [Member] | Accounting Standards Update 606 [Member]
Assets:
Trade receivables, net	(206)	(153)
Other long-term assets	(10,732)	10,171
Deferred tax asset, net		(2,516)
Liabilities:
Deferred revenues	(94)
Shareholders' equity:
Retained earnings	(10,844)
Revenues	(268)
Operating expenses:
Sales and marketing	2,468
Taxes on income	608
Net income	$ 3,344
As adjusted [Member]
Assets:
Trade receivables, net		15,997
Other long-term assets		18,304
Deferred tax asset, net		$ 4,935